Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Financial Statements
Parent Company Only Financial Statements

Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets		December 31,
		2017	2016
		(Amounts in thousands)
Assets:
Cash		$1,578	$1,317
Investments in subsidiaries		147,664	140,103
Other assets		5	5
Total assets		$149,247	$141,425
Liabilities and Equity:
Subordinated debentures		$13,403	$13,403
Other liabilities		1,196	954
Equity		134,648	127,068
Total liabilities and equity		$149,247	$141,425

Statements of Income	Years ended December 31,
	2017	2016	2015
	(Amounts in thousands)
Income:
Dividends from bank subsidiary	$5,200	$3,400	$2,657
Other income	—	—	—
Total income	5,200	3,400	2,657
Expense:
Interest on subordinated debentures	399	311	259
Salary	160	160	160
Other expenses	118	118	101
Total expenses	677	589	520
Net Income	4,523	2,811	2,137
Equity in undistributed income of subsidiaries	7,024	15,698	8,560
Net income	11,547	18,509	10,697
Preferred stock dividend and discount accretion	(1,119)	(1,200)	(1,200)
Net income available to common shareholders	$10,428	$17,309	$9,497

Statements of Cash Flows
	Years ended December 31,
	2017	2016	2015
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$11,547	$18,509	$10,697
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(7,024)	(15,698)	(8,560)
Changes in operating assets and liabilities:
Decrease in other assets	—	—	(51)
Increase in accrued interest payable and other accrued liabilities	242	254	436
Net cash provided by operating activities	4,765	3,065	2,522
Cash Flows from Financing Activities
Purchase of treasury stock	—	(4)	(831)
Proceeds from exercise of stock options	87	—	2,749
Payment of dividend on preferred stock and common stock	(4,385)	(3,264)	(2,661)
Other, net	(206)	(20)	(377)
Net cash used in financing activities	(4,504)	(3,288)	(1,120)
Increase (decrease) in cash and cash equivalents	261	(223)	1,402
Cash and Cash Equivalents, January 1,	1,317	1,540	138
Cash and Cash Equivalents, December 31,	$1,578	$1,317	$1,540